TAXATION (Details 5) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION
Aggregate effect	63,361	57,889	46,225
Basic net income per share effect (in CNY per share)	1.08	1.01	0.81
Diluted net income per share effect (in CNY per share)	1.05	0.97	0.78